Income Taxes (Details) - Schedule of income tax provision - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Current
Federal	$ 479,064	$ 201,603
State
Deferred
Federal	(222,823)	(1,207,074)
State
Valuation allowance	222,823	1,207,074
Income tax provision	$ 479,064	$ 201,603